RELATED PARTY TRANSACTIONS (Details) - USD ($)		1 Months Ended	24 Months Ended
	Apr. 04, 2019	Aug. 29, 2019	Dec. 31, 2020	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2019
Related Party Transaction [Line Items]
December 31, 2021 – December 31, 2022			$ 68,000	$ 62,000
Long Term Debt			$ 68,000	62,000
Line of credit expiration date			May 05, 2022
Lline of credit			$ 398,470	398,470		$ 398,470
Accrued interest			32,102	39,512		17,037
Long-term Debt			68,000	62,000
S And S Beverage [Member]
Related Party Transaction [Line Items]
December 31, 2021 – December 31, 2022			0
Long Term Debt			798,261		798,261
November 1, 2023			798,261		798,261
Long-term Debt			798,261		$ 798,261
Kona Gold L L C [Member]
Related Party Transaction [Line Items]
Line of credit from related party	$ 1,500,000
Line of credit interest rate	3.75%
Line of credit expiration date	Apr. 04, 2021
Lline of credit			1,369,651	1,372,651		922,151
Accrued interest			36,397	61,263		0
Gold Leaf L L C [Member]
Related Party Transaction [Line Items]
Line of credit from related party		$ 200,000
Line of credit interest rate		3.75%
Line of credit expiration date		Aug. 29, 2021
Lline of credit			125,500	125,500		100,000
Accrued interest			$ 3,545	$ 5,879		$ 0